As filed with the Securities and Exchange	Registration No. 333-100207
Commission on March 29, 2022	Registration No. 811-09002

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. _____	[ ]
Post-Effective Amendment No. 39	[X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Separate Account N

(Exact Name of Registrant)

ReliaStar Life Insurance Company

(formerly Separate Account One of Northern Life Insurance Company)

(Name of Depositor)

20 Washington Avenue So.

Minneapolis, MN 55401

(Address of Depositor’s Principal Executive Offices) (Zip Code)

(612) 372-5507

(Depositor’s Telephone Number, including Area Code)

Peter M. Scavongelli

Assistant Vice President and Senior Counsel

Voya Financial, Inc.

One Orange Way, Windsor, CT 06095-4774

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b) of Rule 485
X	On April 28, 2022 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1)
on _______ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

X	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Flexible Premium Individual Fixed and Deferred Annuity Contracts

EXPLANATORY NOTE

This Post-Effective Amendment No. 39 to the Registration Statement on Form N-4 is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) for the sole purpose of designating a new effective date for the previously filed Post-Effective Amendment No. 34 to the Registration Statement filed on October 27, 2021.

Post-Effective Amendment No. 35 was filed pursuant to paragraph 485(b)(1)(iii) of Rule 485 under the 1933 Act on November 29, 2021 (Accession No. 0000942323-21-000017). Post-Effective Amendment No. 36 was filed pursuant to paragraph 485(b)(1)(iii) of Rule 485 under the 1933 Act on December 29, 2021 (Accession No. 000010307007-21-000115). Post-Effective Amendment No. 37 was filed pursuant to paragraph 485(b)(1)(iii) of Rule 485 under the 1933 Act on January 26, 2022 (Accession No.0000103007-21-000023). Post-Effective Amendment No. 38 was filed pursuant to paragraph 485(b)(1)(iii) of Rule 485 under the 1933 Act on March 2, 2022 (Accession No.0000103007-21-000052).

This Post-Effective Amendment No. 39 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment 34 to the Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Windsor, State of Connecticut, on the 29th day of March 2022.

SEPARATE ACCOUNT N OF RELIASTAR LIFE INSURANCE COMPANY
(Registrant)
By:	Robert L. Grubka*
Robert L. Grubka President (principal executive officer)
By:	RELIASTAR LIFE INSURANCE COMPANY
(Depositor)
By:	Robert L. Grubka*
Robert L. Grubka President (principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 39 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Robert L. Grubka*	Director and President
Robert L. Grubka	(principal executive officer)

Michael R. Katz*	Director and Chief Financial Officer
Michael R. Katz	(principal financial officer)

Heather H. Lavallee*	Director	March
Heather H. Lavallee		29, 2022

Francis G. O’Neill*	Director
Francis G. O’Neill

Director
Mona Zielke

Charles P. Nelson*	Director
Charles P. Nelson

Michael S. Smith*	Director
Michael S. Smith

C. Landon Cobb, Jr.*	Chief Accounting Officer
C. Landon Cobb, Jr.	(principal accounting officer)

By:	/s/ Peter M. Scavongelli
Peter M. Scavongelli *Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Exhibit

99.16	Powers of Attorney